Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Summary of Financial Liabilities (Detail) € in Thousands	6 Months Ended
Jun. 30, 2020 EUR (€)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balnace	€ 1,421
Collection	2,979
Repayment	(62)
FX rate impact	0
Capitalized interest	54
Ending Balance	4,392
Conditional advances [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balnace	1,321
Collection	2,979
Capitalized interest	54
Ending Balance	4,354
Bank loans [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balnace	62
Repayment	(62)
Others [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balnace	38
FX rate impact	0
Ending Balance	€ 38